Expense Example {- Telecommunications Portfolio} - 02.28 Select Portfolios: Group 9 Telecommunications Services Sector Retail Combo PRO-17 - Telecommunications Portfolio - Telecommunications Portfolio	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 81
3 years	252
5 years	439
10 years	$ 978